Marketable Securities – Related Party (Tables) - Next NRG Holding Corp [Member]	6 Months Ended
Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Marketable Securities Related Party

The following is a summary of our marketable securities – related party at June 30, 2024 and December 31, 2023, respectively:

Balance - December 31, 2023	$-
Acquisition of marketable equity securities - related party	1,404,227
Unrealized loss on marketable equity securities - related party	(170,089)
Balance - June 30, 2024	$1,234,138

Schedule of Trading Securities

Trading securities at June 30, 2024 and December 31, 2023 were as follows:

	June 30, 2024
	Aggregate	Amortized/Adjusted	Unrealized	Shares
	Fair Value	Cost Basis	Losses	Held
Marketable Securities - Common Stock - Related Party	$1,234,138	$1,404,227	$(170,089)	256,578

December 31, 2023
	Aggregate	Amortized/Adjusted	Unrealized	Shares
	Fair Value	Cost Basis	Losses	Held
Marketable Securities - Common Stock - Related Party	$-	$-	$-	-